UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ];            Amendment Number: ___
  This Amendment (Check only one.):     [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          WWW Advisors, Inc
Address:       131 Prosperous Place
               Suite 17
               Lexington, KY  40509


Form 13F File Number:    28-06299

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence S. York
Title:   President
Phone:   (859) 263-2204

Signature, Place, and Date of Signing:

    /s/Lawrence S. York             Lexington, Kentucky            08/14/01
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):


[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      NONE
                                                  ----------------
Form 13F Information Table Entry Total:                 74
                                                  ----------------
Form 13F Information Table Value Total(in thousands):   $23,347
                                                  ----------------
                                                     (thousands)

List of other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



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                           FORM 13F INFORMATION TABLE
                                                                     VALUE    SHARES / SH/   PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                           TITLE OF CLASS  CUSIP     (X $1000)  PRN AMT  PRN   CALL  DSCRETN MANAGERS SOLE SHARED NONE
--------------                           --------------  -----     ---------  -------  ---   ----  ------- -------- ---- ------ ----
Axcelis Technologies Inc                  COMMON STOCK   54540109    161.32     10,900  SH           SOLE                  10,900
Adobe Systems Inc.                        COMMON STOCK   00724F101   470.00     10,000  SH           SOLE                  10,000
Applied Materials                         COMMON STOCK   38222105    736.50     15,000  SH           SOLE                  15,000
Amazon.Com Inc                            COMMON STOCK   23135106    212.25     15,000  SH           SOLE                  15,000
Aol Time Warner Inc.                      COMMON STOCK   00184A105   689.00     13,000  SH           SOLE                  13,000
ART TECHNOLOGY GROUP                      COMMON STOCK   04289L107    58.00     10,000  SH           SOLE                  10,000
ASH INTERNATIONAL                         COMMON STOCK   2007979       3.97        200  SH           SOLE                     200
ASM Lithography Holding                   COMMON STOCK   N07059111    11.13        500  SH           SOLE                     500
Avanex Corp.                              COMMON STOCK   05348W109     0.97        100  SH           SOLE                     100
AT&T Wireless Group                       COMMON STOCK   1957406     490.50     30,000  SH           SOLE                  30,000
BEA Systems Inc                           COMMON STOCK   73325102    469.86     15,300  SH           SOLE                  15,300
Bookham Tech PLC, Sponsored ADR           COMMON STOCK   09856Q108     2.90       1000  SH           SOLE                   1,000
BLUE MARTINI                              COMMON STOCK   95698106     75.00     25,000  SH           SOLE                  25,000
BORLAND SOFTWARE                          COMMON STOCK   99849101    312.00     20,000  SH           SOLE                  20,000
Brocade Communication Systems, Inc.       COMMON STOCK   111621108   668.65     15,200  SH           SOLE                  15,200
Broadcom Corp Cl-A                        COMMON STOCK   111320107 1,077.55     25,200  SH           SOLE                  25,200
Clarent Corp.                             COMMON STOCK   180461105     4.60        500  SH           SOLE                     500
COMMERCE ONE INC                          COMMON STOCK   200693109    87.60     15,000  SH           SOLE                  15,000
COMVERSE TECHNOLOGY INC                   COMMON STOCK   205862402   870.06     15,100  SH           SOLE                  15,100
CABLETRON SYSTEMS INC                     COMMON STOCK   126920107    18.28        800  SH           SOLE                     800
CITRIX SYSTEMS, INC.                      COMMON STOCK   177376100     6.98        200  SH           SOLE                     200
DATA CRITICAL                             COMMON STOCK   237622105    49.00     25,000  SH           SOLE                  25,000
Dell Computer Corp                        COMMON STOCK   247025109   519.00     20,000  SH           SOLE                  20,000
Embarcadero                               COMMON STOCK   290787100   223.10     10,000  SH           SOLE                  10,000
EMC CORP/MASS                             COMMON STOCK   268648102   581.00     20,000  SH           SOLE                  20,000
EMULEX CORP                               COMMON STOCK   292475209   404.00     10,000  SH           SOLE                  10,000
Extreme Networks                          COMMON STOCK   30226D106   295.00     10,000  SH           SOLE                  10,000
FINISAR CORP                              COMMON STOCK   31787A101   934.00     50,000  SH           SOLE                  50,000
Gemplus Intl. S.A. ADS                    COMMON STOCK   36866Y102   293.48     50,600  SH           SOLE                  50,600
CORNING INC.                              COMMON STOCK   219350105    83.55      5,000  SH           SOLE                   5,000
Gemstar International Group, Limited      COMMON STOCK   36866W106   893.20     20,300  SH           SOLE                  20,300
ACTV Inc                                  COMMON STOCK   00088E104   166.50     50,000  SH           SOLE                  50,000
ING Groep ADR                             COMMON STOCK   456837103     6.59        100  SH           SOLE                     100
Intergraph Corporation                    COMMON STOCK   458683109     6.16        400  SH           SOLE                     400
Infospace.com Inc.                        COMMON STOCK   45678T102    96.00     25,000  SH           SOLE                  25,000
Intel Corp                                COMMON STOCK   458140100   585.00     20,000  SH           SOLE                  20,000
Intersil Holding                          COMMON STOCK   46069S109   364.00     10,000  SH           SOLE                  10,000
INTERWOVEN INC                            COMMON STOCK   46114T102   760.50     45,000  SH           SOLE                  45,000
JDS Uniphase Corporation                  COMMON STOCK   46612J101     2.55        200  SH           SOLE                     200
Juniper Networks Inc                      COMMON STOCK   48203R104   625.11     20,100  SH           SOLE                  20,100
London Pacific Grp. ADS                   COMMON STOCK   542073101     5.88       1000  SH           SOLE                   1,000
LINEAR TECHNOLOGY                         COMMON STOCK   535678106    44.22      1,000  SH           SOLE                   1,000
Lantronix Inc.                            COMMON STOCK   516548104     5.15        500  SH           SOLE                     500
LEAP WIRELESS INTL                        COMMON STOCK   521863100     6.06        200  SH           SOLE                     200
Microsoft Inc.                            COMMON STOCK   594918104 1,815.00     25,000  SH           SOLE                  25,000
MAXIM INTEGRATED                          COMMON STOCK   57772K101    44.21      1,000  SH           SOLE                   1,000
NIKU CORP                                 COMMON STOCK   654113109    40.00     40,000  SH           SOLE                  40,000
Numerical Technologi                      COMMON STOCK   67053T101   210.00     10,000  SH           SOLE                  10,000
Nokia Corp.                               COMMON STOCK   654902204     6.61        300  SH           SOLE                     300
Nortel Networks Corp.                     COMMON STOCK   656568102     8.18        900  SH           SOLE                     900
NETWORK APPLIANCE                         COMMON STOCK   64120L104   548.00     40,000  SH           SOLE                  40,000
Nuance Communications, Inc.               COMMON STOCK   669967101     5.41        300  SH           SOLE                     300
Parametric                                COMMON STOCK   699173100   279.80     20,000  SH           SOLE                  20,000
Qwest Communications                      COMMON STOCK   749121109   318.70     10,000  SH           SOLE                  10,000
Qualcomm Inc                              COMMON STOCK   747525103   877.20     15,000  SH           SOLE                  15,000
QLOGIC CORP                               COMMON STOCK   747277101    64.45      1,000  SH           SOLE                   1,000
RETEK INC                                 COMMON STOCK   76128Q109   479.40     10,000  SH           SOLE                  10,000
SAP Aktiengesellschaft  ADS               COMMON STOCK   803054204    14.04        400  SH           SOLE                     400
SIEBEL SYSTEMS INC                        COMMON STOCK   826170102   234.50      5,000  SH           SOLE                   5,000
SIGNALSOFT CORP                           COMMON STOCK   82668M102    28.75      2,500  SH           SOLE                   2,500
SEMTECH CORP                              COMMON STOCK   816850101   300.00     10,000  SH           SOLE                  10,000
Sonus Networks Inc                        COMMON STOCK   835916107   123.81      5,300  SH           SOLE                   5,300
Speechworks Intl.                         COMMON STOCK   84764M101     4.71        300  SH           SOLE                     300
STORAGENETWORKS INC                       COMMON STOCK   86211E103   849.50     50,000  SH           SOLE                  50,000
TIBCO SOFTWARE INC                        COMMON STOCK   88632Q103   638.50     50,000  SH           SOLE                  50,000
Telefonos De Mexico                       COMMON STOCK   879403780     7.02        200  SH           SOLE                     200
Triquint Semiconductor, Inc.              COMMON STOCK   89674K103     4.50        200  SH           SOLE                     200
Taiwan Semiconductor Manu LTD             COMMON STOCK   874039100     7.60        500  SH           SOLE                     500
Therma-Wave Inc.                          COMMON STOCK   88343A108     7.63        400  SH           SOLE                     400
Verisign Inc                              COMMON STOCK   92343E102   909.15     15,150  SH           SOLE                  15,150
VIRATA CORP                               COMMON STOCK   927646109   592.50     50,000  SH           SOLE                  50,000
Veritas Software                          COMMON STOCK   923436109 1,337.25     20,100  SH           SOLE                  20,100
Valuevision International Cl. A           COMMON STOCK   92047K107     2.18        100  SH           SOLE                     100
Webmethods Inc                            COMMON STOCK   94768C108   211.80     10,000  SH           SOLE                  10,000



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